Equity (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Opening balance		$ 849
Additions relating to complementary dividends	$ 6,688	1,128
Additions relating to anticipated dividends	35,030	11,732
Payments made	(37,701)	(13,078)
Monetary restatement	(298)	(13)
Transfers to unclaimed dividends	(165)	(67)
Withholding income taxe over interest on capital and monetary restatement	(366)	(217)
Translation adjustment	981	$ (334)
Closing balance	4,169
Dividends payable to non-controlling shareholders	2
Consolidated closing balance of dividends payable	$ 4,171